Share-based compensation - Deferred And Restricted Share Units (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) EquityInstruments $ / shares shares	Dec. 31, 2024 CAD ($) EquityInstruments $ / shares shares
Share based compensation
Number of common share to be issued for each DSU | shares	1
Share based compensation expense | $	$ 2.4	$ 2.3
Closing price of common shares | $ / shares	$ 4.65	$ 2.34
Marginal tax rate	53.30%
Deferred share units
Share based compensation
Balance - Beginning of period	606,463	294,713
Granted	288,397	363,250
Settled | shares	(77,063)
Forfeited		(51,500)
Balance - End of period	817,797	606,463
Balance - Vested	529,400	374,713
Restricted share units
Share based compensation
Balance - Beginning of period	1,219,125	1,078,285
Granted	1,279,100	492,200
Settled | shares	(385,685)	(102,583)
Forfeited	(327,908)	(248,777)
Balance - End of period	1,784,632	1,219,125
Deferred and restricted share units
Share based compensation
Share based compensation expense | $	$ 1.6	$ 1.3
Settlement based on RSU and DSU vested | $	1.3	0.5
Settlement based on RSU and DSU outstanding | $	$ 6.5	$ 2.3